Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended	8 Months Ended	164 Months Ended
	Dec. 31, 2009 Successor	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Sep. 30, 2011 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor Series A Preferred Stock	Aug. 31, 2009 Predecessor Series B Preferred Stock	Aug. 31, 2009 Predecessor Series D Preferred Stock
Cash flows from operating activities:
Net loss attributable to Fibrocell Science, Inc. common shareholders	$ (5,049,999)	$ (20,293,605)	$ (8,281,245)	$ (12,931,531)	$ (17,981,530)	$ (38,275,135)	$ 65,721,531	$ (115,322,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Reorganization items, net	72,477	0	0		72,477	72,477	(74,648,976)	(74,648,976)
Expense related to equity awards and issuance of stock	881,218	2,639,965	842,940	992,541	1,873,759	4,513,724	583,453	10,608,999
Warrant expense (income)	319,084	(814,676)	(1,560,757)	465,232	784,316	(30,360)		0
Derivative revaluation expense		5,865,710	0			5,865,710		0
Uncompensated contribution of services		0	0			0		755,556
Depreciation and amortization		75,702	5,612	8,085	8,085	83,787		9,091,990
Provision for doubtful accounts	(46,619)	(14,766)	(12,839)	(7,818)	(54,437)	(69,203)	501	337,810
Provision for excessive and/or obsolete inventory	11,664	(23,654)	(51,165)	(60,366)	(48,702)	(72,356)	169,085	259,427
Amortization of debt issue costs		0	0			0	985,237	4,107,067
Amortization of debt discounts on investments		0	0			0		(508,983)
Loss on disposal or impairment of property and equipment		0	0			0		17,668,477
Foreign exchange gain on substantial liquidation of foreign entity	(2,614)	(3,110)	(3,031)	(5,072)	(7,686)	(10,796)	30,012	(2,256,408)
Net (loss) income attributable to noncontrolling interest	15,493	40,743	37,247	51,898	67,391	108,134	205,632	(1,799,523)
Change in operating assets and liabilities, excluding effects of acquisition:
Decrease (increase) in accounts receivable	23,544	10,239	3,783	47,686	71,230	81,469	91,666	(91,496)
Decrease (increase) in other receivables	4,740	3,981	(105)	(4,033)	707	4,688	23,632	218,978
Decrease (increase) in inventory	30,923	(33,339)	69,086	27,459	58,382	25,043	29,543	(455,282)
Decrease (increase) in prepaid expenses	(244,905)	(816,928)	(37,812)	42,799	(202,106)	(1,019,034)	628,197	34,341
Decrease in other assets	4,120	0	0		4,120	4,120	(112,441)	71,000
Increase (decrease) in accounts payable	107,622	(45,910)	828,353	851,102	958,724	912,814	(230,592)	57,648
Increase in accrued expenses, liabilities subject to compromise and other liabilities	(425,794)	1,118,057	1,228,707	1,256,140	830,346	1,948,403	1,868,162	3,311,552
Increase (decrease) in deferred revenue		12,500				12,500	(7,522)	(50,096)
Net cash used in operating activities	(4,299,046)	(12,279,091)	(6,931,226)	(9,265,878)	(13,564,924)	(25,844,015)	(4,662,880)	(148,610,040)
Cash flows from investing activities:
Acquisition of Agera, net of cash acquired		0	0			0		(2,016,520)
Purchase of property and equipment		(786,441)	(29,675)	(29,674)	(29,674)	(816,115)		(25,515,170)
Proceeds from the sale of property and equipment, net of selling costs		0	0			0		6,542,434
Purchase of investments		0	0			0		(152,998,313)
Proceeds from sales and maturities of investments		0	0			0		153,507,000
Net cash used in investing activities		(786,441)	(29,675)	(29,674)	(29,674)	(816,115)		(20,480,569)
Cash flows from financing activities:
Proceeds from convertible debt		0	0			0		91,450,000
Offering costs associated with the issuance of convertible debt		0	0			0		(3,746,193)
Proceeds from notes payable to shareholders, net		0	0			0		135,667
Proceeds from the issuance of redeemable preferred stock net									12,931,800	0	0
Deposit received for issuance of shares in October 2010		0	130,000			0		0
Proceeds from the exercise of warrants		2,418,646	0			2,418,646		0
Proceeds from the issuance of common stock, net	1,800,000	20,679,265	3,469,400	3,469,400	5,269,400	25,948,665		93,753,857
Costs associated with secured loan and debtor-in-possession loan		0	0			0	(360,872)	(360,872)
Proceeds from secured loan		0	0			0	500,471	500,471
Proceeds from debtor-in-possession loan		0	0			0	2,750,000	2,750,000
Payments on insurance loan	(21,891)	(56,911)	(47,795)	(63,683)	(85,574)	(142,485)	(63,983)	(79,319)
Principal payments on 12.5% note payable		(1,283,321)	0			(1,283,321)		0
Cash dividends paid on preferred stock		(559,229)	(139,750)	(139,750)	(139,750)	(698,979)		(1,087,200)
Cash paid for fractional shares of preferred stock		0	0			0		(38,108)
Merger and acquisition expenses		0	0			0		(48,547)
Repurchase of common stock		0	0			0		(26,024,280)
Net cash provided by financing activities	4,648,109	27,034,430	5,800,023	8,794,937	13,443,046	40,477,476	2,825,616	170,137,276
Effect of exchange rate changes on cash balances	3,149	3,756	3,473	5,865	9,014	12,770	(6,760)	(36,391)
Net increase (decrease) in cash and cash equivalents	352,212	13,972,654	(1,157,405)	(494,750)	(142,538)	13,830,116	(1,844,024)	1,010,276
Cash and cash equivalents, beginning of period	1,010,276	867,738	1,362,488	1,362,488	1,010,276	1,010,276	2,854,300
Cash and cash equivalents, end of period	1,362,488	14,840,392	205,083	867,738	867,738	14,840,392	1,010,276	1,010,276
Supplemental disclosures of cash flow information:
Predecessor cash paid for interest		435,096	0			435,096		12,715,283
Successor cash paid for dividends		559,229	139,750	139,750	139,750	698,979		0
Non-cash investing and financing activities:
Predecessor deemed dividend associated with beneficial conversion of preferred stock		0	0			0		11,423,824
Predecessor preferred stock dividend		0	0			0		1,589,861
Successor accrued preferred stock dividend	42,740	431,679	85,183	191,417	191,417	431,679		0
Predecessor uncompensated contribution of services		0	0			0		755,556
Predecessor common stock issued for intangible assets		0	0			0		540,000
Predecessor common stock issued in connection with conversion of debt		0	0			0	10,814,000	10,814,000
Predecessor equipment acquired through capital lease		0	0			0		167,154
Successor/Predecessor financing of insurance premiums	81,517	0	0	97,065	178,582	178,582		87,623
Successor issuance of notes payable		0	0			0	6,000,060	6,000,060
Successor common stock issued in connection with reorganization		0	0			0	5,472,000	5,472,000
Successor intangible assets		0	0			0	6,340,656	6,340,656
Successor deferred tax liability in connection with fresh-start		0	0			0	2,500,000	2,500,000
Elimination of Predecessor common stock and fresh-start adjustment		0	0			0	14,780,320	14,780,320
Successor subscription receivable	316,192	2,038,733	792,000	210,000	210,000	2,038,733		0
Successor accrued warrant liability	316,192	4,994,307	5,579,319	7,071,010	7,387,202	12,381,509		0
Successor conversion of preferred stock derivative balance into common stock		7,237,210	0	364,000	364,000	7,601,210		0	0
Successor exercise of warrants		4,841,519	0			4,841,519		0
Successor accrued derivative liability		$ 308,060	$ 0	$ 2,120,360	$ 2,120,360	$ 2,428,420		$ 0